Related party transactions - Summary of transactions with other related parties (Details) $ / shares in Units, £ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 02, 2023 USD ($)	Jan. 31, 2022 $ / shares shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Feb. 22, 2024 USD ($) shares	Apr. 21, 2023 USD ($)
Related party transactions
Aggregate gain on directors' exercise of share options | £			£ 1,788	£ 1,351
Imagination Industries Ltd
Related party transactions
Services received, related party transaction | £			83	83
Amount outstanding | £			£ 0	£ 14
Mr. Slattery
Related party transactions
Number of ordinary shares agreed to purchase upon call option | shares		1,175,000
Exercise price | $ / shares		$ 0.0001
Mr. Slattery | Maximum
Related party transactions
Aggregate amount agreed to pay						$ 2,500
Mr. Slattery | Mr. Fitzpatrick
Related party transactions
Amount paid under the option termination agreement	$ 2,250
Mr. Slattery | Mr. Fitzpatrick | Maximum
Related party transactions
Conditional amount to be paid on the maintenance of minimum pre-order book	$ 250
Imagination Aero | Equity investment by related party | Maximum
Related party transactions
Investment commitment by related party					$ 50,000
Number of warrants to be issued | shares					50,000,000